Fair values of financial assets and financial liabilities (Tables)	6 Months Ended
Mar. 31, 2019
Fair values of financial assets and financial liabilities
Summary of financial instruments carried at fair value

The following table summarises the attribution of financial instruments measured at fair value to the fair value hierarchy[1]:

$m
As at 31 March 2019	Level 1	Level 2	Level 3	Total
Financial assets measured at fair value on a recurring basis
Trading securities and financial assets measured at FVIS	10,039	19,037	231	29,307
Derivative financial instruments	10	21,735	20	21,765
Investment securities	10,796	56,816	112	67,724
Loans	-	394	19	413
Life insurance assets	1,255	8,119	-	9,374
Total financial assets measured at fair value on a recurring basis	22,100	106,101	382	128,583
Financial liabilities measured at fair value on a recurring basis
Deposits and other borrowings (at fair value)	-	43,119	-	43,119
Other financial liabilities (at fair value)	211	4,715	-	4,926
Derivative financial instruments	10	23,344	30	23,384
Debt issues (at fair value)	-	3,934	-	3,934
Life insurance liabilities	-	7,503	-	7,503
Total financial liabilities measured at fair value on a recurring basis	221	82,615	30	82,866

As at 30 Sept 2018
Financial assets measured at fair value on a recurring basis
Trading securities and financial assets measured at FVIS	8,958	13,844	330	23,132
Derivative financial instruments	20	24,066	15	24,101
Available-for-sale securities	11,996	48,504	619	61,119
Loans[2]	-	546	-	546
Life insurance assets	1,345	8,105	-	9,450
Total financial assets measured at fair value on a recurring basis	22,319	95,065	964	118,348
Financial liabilities measured at fair value on a recurring basis
Deposits and other borrowings (at fair value)	-	41,178	-	41,178
Other financial liabilities (at fair value)	496	3,801	-	4,297
Derivative financial instruments	76	24,325	6	24,407
Debt issues (at fair value)	-	3,355	-	3,355
Life insurance liabilities	-	7,597	-	7,597
Total financial liabilities measured at fair value on a recurring basis	572	80,256	6	80,834

As at 31 March 2018
Financial assets measured at fair value on a recurring basis
Trading securities and financial assets measured at FVIS	5,578	15,524	491	21,593
Derivative financial instruments	30	26,862	12	26,904
Available-for-sale securities	11,350	52,924	583	64,857
Loans[2]	-	914	-	914
Life insurance assets	2,681	7,800	-	10,481
Total financial assets measured at fair value on a recurring basis	19,639	104,024	1,086	124,749
Financial liabilities measured at fair value on a recurring basis
Deposits and other borrowings (at fair value)	-	45,337	-	45,337
Other financial liabilities (at fair value)	375	5,215	-	5,590
Derivative financial instruments	22	24,038	6	24,066
Debt issues (at fair value)	-	4,031	-	4,031
Life insurance liabilities	-	8,763	-	8,763
Total financial liabilities measured at fair value on a recurring basis	397	87,384	6	87,787

[1]  The Group has adopted AASB 9 Financial Instruments and AASB 15 Revenue from Contracts with Customers from 1 October 2018.  Statutory comparatives have not been restated.  Refer to Note 1 in Section 4 for further detail. However, where applicable, cash earnings comparatives (excluding expected credit loss provisioning) have been restated to aid comparability. Refer to the cash earnings policy in Section 3.0 for further detail.  In addition, during First Half 2019, the Group has made a number of presentational changes to the Balance Sheet and Income Statement. Both statutory and cash earnings comparatives have been restated. Refer to Note 1 in Section 4 for further detail.

2  As at 30 September 2018, loans measured at fair value were restated from $3,250 million to $546 million (31 March 2018: from $3,789 million to $914 million).

Summary of changes in financial instruments measured at fair value derived from non-market observable valuation techniques

Analysis of movements between Fair Value Hierarchy Levels[1]

	Half Year March 19
	Trading
	securities and
	financial
	assets				Total		Total
	measured	Available-for-	Investment		Level 3		Level 3
$m	at FVIS	sale securities	securities	Other[2]	assets	Derivatives	liabilities
Balance as at 1 October 2018	330	619	-	15	964	6	6
Impact on adoption of AASB 9	4	(619)	109	14	(492)	-	-
Restated opening balance	334	-	109	29	472	6	6
Gains/(losses) on assets and (gains)/losses on liabilities recognised in:
Income statements	26	-	-	5	31	4	4
Other comprehensive income	-	-	-	-	-	-	-
Acquisitions and issues	47	-	9	8	64	3	3
Disposals and settlements	(183)	-	(6)	(1)	(190)	(1)	(1)
Transfers into or out of non-market observables	-	-	-	(2)	(2)	18	18
Foreign currency translation impacts	7	-	-	-	7	-	-
Balance as at 31 March 2019	231	-	112	39	382	30	30
Unrealised gains/(losses) recognised in the income statement for financial instrument held as at 31 March 2019	24	-	-	8	32	(7)	(7)

[1]

The Group has adopted AASB 9 Financial Instruments and AASB 15 Revenue from Contracts with Customers from 1 October 2018. Statutory comparatives have not been restated. Refer to Note 1 in Section 4 for further detail. However, where applicable, cash earnings comparatives (excluding expected credit loss provisioning) have been restated to aid comparability. Refer to the cash earnings policy in Section 3.0 for further detail. In addition, during First Half 2019, the Group has made a number of presentational changes to the Balance Sheet and Income Statement. Both statutory and cash earnings comparatives have been restated. Refer to Note 1 in Section 4 for further detail.

[2]	Other is comprised of derivative financial assets and certain loans.

Schedule of financial instruments not measured at fair value

Financial instruments not measured at fair value[1]

	As at 31 March 2019		As at 30 Sept 2018		As at 31 March 2018
	Carrying	Fair	Carrying	Fair	Carrying	Fair
$m	amount	value	amount	value	amount	value
Financial assets not measured at fair value
Cash and balances with central banks	19,486	19,486	26,788	26,788	21,932	21,932
Collateral paid	6,103	6,103	4,787	4,787	3,835	3,835
Investment securities	812	812	-	-	-	-
Loans[2]	713,884	714,341	709,144	709,446	700,479	700,780
Other financial assets	6,444	6,444	5,517	5,517	6,035	6,035
Total financial assets not measured at fair value	746,729	747,186	746,236	746,538	732,281	732,582
Financial liabilities not measured at fair value
Collateral received	1,889	1,889	2,184	2,184	3,331	3,331
Deposits and other borrowings	511,888	512,544	518,107	518,791	502,399	503,095
Other financial liabilities	24,087	24,087	23,808	23,808	24,160	24,160
Debt issues[3]	184,825	185,423	169,241	170,060	170,107	171,221
Loan capital	16,736	16,655	17,265	17,438	18,333	18,571
Total financial liabilities not measured at fair value	739,425	740,598	730,605	732,281	718,330	720,378

[1]  The Group has adopted AASB 9 Financial Instruments and AASB 15 Revenue from Contracts with Customers from 1 October 2018.  Statutory comparatives have not been restated.  Refer to Note 1 in Section 4 for further detail. However, where applicable, cash earnings comparatives (excluding expected credit loss provisioning) have been restated to aid comparability. Refer to the cash earnings policy in Section 3.0 for further detail.  In addition, during First Half 2019, the Group has made a number of presentational changes to the Balance Sheet and Income Statement. Both statutory and cash earnings comparatives have been restated. Refer to Note 1 in Section 4 for further detail.

2  As at 30 September 2018, loans measured at amortised cost were restated from $706,440 million to $709,144 million (31 March 2018: from $697,604 million to $700,479 million). Accordingly, the fair value estimates were also restated from $706,742 million to $709,446 million (31 March 2018: from $697,905 million to $700,780 million).

[3]  The estimated fair value of debt issues includes the impact of changes in Westpac’s credit spreads since origination.